Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Segall Bryant & Hamill Trust
Central Index Key	0000357204
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	May 01, 2018